TAXES (DWAC) (Tables)	12 Months Ended
Dec. 31, 2023
Legal Entity [Line Items]
Summary of Company's Net Deferred Tax Assets
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of December 31, 2023 are as follows:

(in thousands)	December 31, 2023	December 31, 2022
Deferred tax assets
Software and other claimed assets	360.6	$1,810.5
Net operating loss (NOL)	9,474.7	4,478.1
Convertible promissory notes and derivative liability	3,853.2	—
Total deferred tax assets	13,688.5	6,288.6
Deferred tax liabilities
Property, plant & equipment	(6.2)	(18.2)
Convertible promissory notes and derivative liability	—	(4,473.2)
Total deferred tax liabilities	(6.2)	(4,491.4)
Net deferred tax assets	13,682.3	1,797.2
Valuation allowance	(13,682.3)	(1,797.2)
Net deferred tax, net of valuation allowance	—	—

Summary of Reconciliation of Federal Income Tax Rate
The following reconciles the total income tax benefit, based on the U.S. Federal statutory income tax rate of 21% for the twelve month period ended December 31, 2023, with TMTG’s recognized income tax expense:

	Twelve Month Period Ended
(in thousands)	December 31, 2023	December 31, 2022
U.S. Statutory federal income tax expense/(benefit)	(12,219.7)	10,610.0
Permanent items
State income taxes, net of federal effect	1.1	2,633.1
Non-deductible expenses	334.6	3.0
Change in valuation allowance	11,885.1	(13,245.9)
Income tax expense	1.1	0.2

Digital World Acquisition Corp. [Member]
Legal Entity [Line Items]
Summary of Company's Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating losses	$—	$—
Legal settlement	4,562,100	—
Start-up costs	8,716,458	5,190,046
Total deferred tax assets	13,278,558	5,190,046
Valuation Allowance	(13,278,558)	(5,190,046)
Deferred tax asset, net of allowance	$—	$—

Summary of Income Tax Provision
Below is breakdown of the income tax provision.

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Federal
Current	$(3,742,611)	$(3,078,967)
Deferred	—	—
State and local Current	(796,963)	(637,053)
Deferred	—	—
Change in valuation allowance	8,088,176	4,695,494
Income tax provision	$3,548,602	$979,475

Summary of Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Federal income taxes at 21.00%	21.00%	21.00%
State tax, net of Federal benefit	4.35%	4.35%
Change in valuation allowance	(44.10)%	(32.03)%
Other	(0.60)%	—%
Provision for income tax	(19.35)%	(6.68)%